Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Schedule of Consolidated VIEs and Subsidiaries

Summary information regarding consolidated VIEs and their subsidiaries is as follows.

	As of December 31,
	2025	2024

Total current assets	$19,622,217	$13,362,125
Total non-current assets	$1,788,606	$7,356,012
Total Assets	$21,410,823	$20,718,137
Total Liabilities	$6,954,572	$6,701,376

	Years Ended December 31,
	2025	2024	2023
Revenues	$4,533,844	$2,891,683	$4,335,591
Net (loss) income	$(169,535)	$(91,812)	$1,098,947

	Years Ended December 31,
	2025	2024	2023
Net cash provided by operating activities	$270,633	$277,772	$834,596
Net cash used in investing activities	$(709,565)	$(568,432)	$(675,964)
Net cash provided by financing activities	$-	$-	$-

Schedule of Estimated Useful Lives

Estimated useful lives are as follows, taking into account the assets’ estimated residual value:

Classification	Estimated useful lives
Furniture and office equipment	2-3 years
Computer equipment	2-3 years
Transportation equipment	5 years
Buildings	20 years
Building improvements	5 years
Software	3 years

Schedule of Revenue

Below is a summary of the Company’s revenues by key revenue stream:

	Years Ended December 31,
	2025	2024	2023
Revenues
Hardware and equipment sales	$6,114,134	$1,683,155	$2,428,592
Tax services	266,913	398,048	1,376,323
Software sales	155,137	823,747	758,816
Total revenues	$6,536,184	$2,904,950	$4,563,731

Schedule of Exchange Rates

The exchange rates as of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023 are as follows:

	December 31,		Years Ended December 31,
	2025	2024	2025	2024	2023
Foreign currency	Balance Sheet	Balance Sheet	Profit/Loss	Profit/Loss	Profit/Loss
RMB:1USD	6.9931	7.2993	7.1875	7.1957	7.0732